PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE
6.	PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Buildings	5,418	5,423
Computer equipment	1,145	1,217
Website-related equipment	771	1,187
Furniture and fixtures	292	383
Software	215	313
Leasehold improvements	146	188
Construction in progress	9	11
Less: accumulated depreciation and amortization	(2,124)	(2,587)

Total net book value	5,872	6,135

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 was RMB490 million, RMB546 million and RMB656 million, respectively.